SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], CNY)	0 Months Ended
	Jan. 29, 2013 Unsecured six-year bonds [Member]	Mar. 19, 2013 Loan Facilities with China Development Bank [Member]
Subsequent Event [Line Items]
Debt issuance date	Jan. 29, 2013	Mar. 19, 2013
Aggregate principal amount	800,000,000	360,000,000
Stated interest rate	8.99%
Debt maturity date	Jan. 29, 2019
Debt term	6 years	15 years
Debt interest rate modification terms	At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require the Company to repurchase all or part of their bonds, at such time.
Proceeds to develop solar power plant plants	640,000,000
Proceeds for working capital purposes	160,000,000